Derivative Instruments	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Derivative Instruments
Note 8: Derivative Instruments
Derivative instruments are financial contracts that derive their value from underlying changes in interest rates, foreign exchange rates or other financial or commodity prices or indices.
Derivative instruments are either regulated exchange-traded contracts or negotiated over-the-counter
contracts. We use these instruments for trading purposes, as well as to manage our exposures, mainly to foreign currency and interest rate fluctuations, as part of our asset/liability management program.
Types of Derivatives
Swaps
Swaps are contractual agreements between two parties to exchange a series of cash flows. The various swap agreements that we enter into are as follows:
Interest rate swaps – counterparties generally exchange fixed and floating rate interest payments based on a notional value in a single currency.
Cross-currency swaps – fixed rate interest payments and principal amounts are exchanged in different currencies.
Cross-currency interest rate swaps – fixed and/or floating rate interest payments and principal amounts are exchanged in different currencies.
Commodity swaps – counterparties generally exchange fixed and floating rate payments based on a notional value of a single commodity.
Equity swaps – counterparties exchange the return on an equity security or a group of equity securities for the return based on a fixed or floating interest rate or the return on another equity security or group of equity securities.
Credit default swaps – one counterparty pays the other a fee in exchange for that other counterparty agreeing to make a payment if a credit event occurs, such as bankruptcy or failure to pay.
Total return swaps – one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a reference asset or group of assets, including any returns such as interest earned on these assets, in exchange for amounts that are based on prevailing market funding rates.
Forwards and Futures
Forwards and futures are contractual agreements to either buy or sell a specified amount of a currency, commodity, interest-rate-sensitive financial instrument or security at a specified price and date in the future.
Forwards are customized contracts transacted in the
over-the-counter
market. Futures are transacted in standardized amounts on regulated exchanges and are subject to daily cash margining.
Options
Options are contractual agreements that convey to the purchaser the right but not the obligation to either buy or sell a specified amount of a currency, commodity, interest-rate-sensitive financial instrument or security at a fixed future date or at any time within a fixed future period.
For options written by us, we receive a premium from the purchaser for accepting market risk.
For options purchased by us, we pay a premium for the right to exercise the option. Since we have no obligation to exercise the option, our primary exposure to risk is the potential credit risk if the writer of an over-the-counter
contract fails to meet the terms of the contract.
Caps, collars and floors are specialized types of written and purchased options. They are contractual agreements in which the writer agrees to pay the purchaser, based on a specified notional amount, the difference between the market rate and the prescribed rate of the cap, collar or floor. The writer receives a premium for selling this instrument.
A swaption is an option granting its owner the right but not the obligation to enter into an underlying swap.
A future option is an option contract in which the underlying instrument is a single futures contract.
The main risks associated with these derivative instruments are related to exposure to movements in interest rates, foreign exchange rates, credit quality, value of the underlying financial instrument or commodity, as applicable, and the possible inability of counterparties to meet the terms of the contracts.
Embedded Derivatives
From time to time, we purchase or issue financial instruments containing embedded derivatives. The embedded derivative in a financial liability is separated from the host contract and carried at fair value if the economic characteristics of the derivative are not closely related to those of the host contract, the terms of the embedded derivative are the same as those of a stand-alone derivative, and the combined contract is not measured at fair value. To the extent that we cannot reliably identify and measure the embedded derivative, the entire contract is carried at fair value, with changes in fair value reflected in income. Embedded derivatives in certain of our equity linked notes are accounted for separately from the host instrument.
Contingent Features
Certain
over-the-counter
derivative instruments contain provisions that link the amount of collateral we are required to post or pay to our credit ratings (as determined by the major credit rating agencies). If our credit ratings were to be downgraded, certain counterparties to these derivative instruments could demand immediate and ongoing collateralization on derivative liability positions or request immediate payment. The aggregate fair value of all derivative instruments with collateral posting requirements that were in a liability position on October 31, 2019 was $5,736 million ($2,860 million in 2018), for which we have posted collateral of $5,660 million ($2,963 million in 2018).
Risks Hedged
Interest Rate Risk
We manage interest rate risk through interest rate futures, interest rate swaps and options, which are linked to and adjust the interest rate sensitivity of a specific asset, liability, forecasted transaction or firm commitment, or a specific pool of transactions with similar risk characteristics.
Foreign Currency Risk
We manage foreign currency risk through currency futures, foreign currency options, cross-currency swaps, foreign exchange spot transactions, forward contracts and deposits denominated in foreign currencies.
Equity Price Risk
We manage equity price risk through total return swaps.

Trading Derivatives
Trading derivatives include derivatives entered into with customers to accommodate their risk management needs, market-making to facilitate customer-driven demand for derivatives, derivatives transacted on a limited basis to generate trading income from our principal trading positions, and certain derivatives that we enter into as part of our risk management strategy that do not qualify as hedges for accounting purposes (“economic hedges”).
We structure and market derivative products to enable customers to transfer, modify or reduce current or expected exposure to risks.
Principal trading activities include market-making and positioning activities. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenues based on spread and volume. Positioning activities involve managing market risk positions with the expectation of profiting from favourable movements in prices, rates or indices.
Trading derivatives are recorded at fair value. Realized and unrealized gains and losses are generally recorded in non-interest revenue, trading revenues, in our Consolidated Statement of Income. Unrealized gains and loses on derivatives used to economically hedge certain exposures may be recorded in the Consolidated Statement of Income in the same line as the unrealized gains and losses arising from the exposures. Unrealized gains on trading derivatives are recorded as derivative instrument assets and unrealized losses are recorded as derivative instrument liabilities in our Consolidated Balance Sheet.
We may also economically hedge a portion of our U.S. dollar earnings through forward foreign exchange contracts and/or options to minimize fluctuations in our consolidated net income due to the translation of our U.S. dollar earnings. These contracts are recorded at fair value, with changes in fair value recorded in non-interest
revenue, trading revenues, in our Consolidated Statement of Income.
Fair Value of Trading and Hedging Derivatives
Fair value represents
point-in-time
estimates that may change in subsequent reporting periods due to market conditions or other factors. A discussion of the fair value measurement of derivatives is included in Note 17.
Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2019			2018
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps	7,588	(5,834)	1,754	7,013	(5,637)	1,376
Forward rate agreements	44	(157)	(113)	36	(10)	26
Futures	1	(4)	(3)	2	(3)	(1)
Purchased options	632	–	632	425	–	425
Written options	–	(403)	(403)	–	(273)	(273)
Foreign Exchange Contracts
Cross-currency swaps	2,394	(1,383)	1,011	2,362	(1,678)	684
Cross-currency interest rate swaps	3,471	(4,950)	(1,479)	4,977	(6,057)	(1,080)
Forward foreign exchange contracts	2,796	(2,379)	417	4,335	(2,817)	1,518
Purchased options	188	–	188	241	–	241
Written options	–	(203)	(203)	–	(228)	(228)
Commodity Contracts
Swaps	754	(1,273)	(519)	1,559	(1,084)	475
Futures	122	(40)	82	17	–	17
Purchased options	270	–	270	484	–	484
Written options	–	(367)	(367)	–	(372)	(372)
Equity Contracts	1,199	(2,999)	(1,800)	2,158	(2,402)	(244)
Credit Contracts
Purchased	2	(98)	(96)	1	(36)	(35)
Written	47	(4)	43	9	(1)	8
Total fair value – trading derivatives	19,508	(20,094)	(586)	23,619	(20,598)	3,021
Hedging
Interest Rate Contracts
Cash flow hedges – swaps	1,393	(121)	1,272	18	(1,261)	(1,243)
Fair value hedges – swaps	799	(1,435)	(636)	701	(668)	33
Total swaps	2,192	(1,556)	636	719	(1,929)	(1,210)
Foreign Exchange Contracts
Cash flow hedges	420	(1,948)	(1,528)	1,084	(1,074)	10
Total foreign exchange contracts	420	(1,948)	(1,528)	1,084	(1,074)	10
Equity Contracts
Cash flow hedges	24	–	24	–	(28)	(28)
Total equity contracts	24	–	24	–	(28)	(28)
Total fair value – hedging derivatives (1)	2,636	(3,504)	(868)	1,803	(3,031)	(1,228)
Total fair value – trading and hedging derivatives	22,144	(23,598)	(1,454)	25,422	(23,629)	1,793
Less: impact of master netting agreements	(13,538)	13,538	–	(15,575)	15,575	–
Total	8,606	(10,060)	(1,454)	9,847	(8,054)	1,793

(1)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.
Certain            comparative figures have been reclassified to conform with the current year’s presentation.
Assets are shown net of liabilities to customers where we have a legally enforceable right to offset amounts and we intend to settle contracts on a net basis.

Notional Amounts of Trading Derivatives
The notional amounts of our derivatives represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(Canadian $ in millions)			2019			2018
	Exchange traded	Over-the-counter	Total	Exchange traded	Over-the-counter	Total
Interest Rate Contracts
Swaps	–	4,209,193	4,209,193	–	3,684,763	3,684,763
Forward rate agreements	–	491,437	491,437	–	411,573	411,573
Purchased options	13,737	42,084	55,821	26,629	35,023	61,652
Written options	16,446	49,487	65,933	16,511	48,721	65,232
Futures	225,747	–	225,747	192,482	–	192,482
Total interest rate contracts	255,930	4,792,201	5,048,131	235,622	4,180,080	4,415,702
Foreign Exchange Contracts
Cross-currency swaps	–	47,977	47,977	–	57,226	57,226
Cross-currency interest rate swaps	–	499,571	499,571	–	449,187	449,187
Forward foreign exchange contracts	–	453,711	453,711	–	463,743	463,743
Purchased options	3,295	37,397	40,692	2,625	21,468	24,093
Written options	2,502	42,075	44,577	1,420	24,018	25,438
Futures	882	–	882	739	–	739
Total foreign exchange contracts	6,679	1,080,731	1,087,410	4,784	1,015,642	1,020,426
Commodity Contracts
Swaps	–	24,722	24,722	–	24,366	24,366
Purchased options	3,615	6,608	10,223	3,303	6,182	9,485
Written options	5,230	4,371	9,601	4,909	4,233	9,142
Futures	32,422	–	32,422	33,104	–	33,104
Total commodity contracts	41,267	35,701	76,968	41,316	34,781	76,097
Equity Contracts	39,952	50,910	90,862	33,687	52,725	86,412
Credit Contracts
Purchased	–	5,361	5,361	–	3,047	3,047
Written	–	2,068	2,068	–	443	443
Total	343,828	5,966,972	6,310,800	315,409	5,286,718	5,602,127
Derivatives Used in Hedge Accounting
In accordance with our risk management strategy, we enter into various derivative contracts to hedge our interest rate, foreign currency and equity price exposures. In addition, we use deposits to hedge foreign currency exposure in our net investment in foreign operations. To the extent these instruments qualify for hedge accounting, we designate them in accounting hedge relationships. Our structural market risk strategies, including our approach to managing interest rate and foreign exchange risk, are included in the blue-tinted font in the Structural
(Non-Trading)
Market Risk section of Management’s Discussion and Analysis on page 89 of this report. In addition, our exposure to foreign exchange rate risk is discussed in the Foreign Exchange Risk section of Management’s Discussion and Analysis on page 90. Our exposure to equity price risk and our approach to managing it are discussed in the “Other Share-Based Compensation, Mid-Term Incentive Plans” section of Note 20.
By using derivatives to hedge exposures to interest rates, foreign currency exchange rates, and equity prices, we are also exposed to the credit risk of the derivative counterparty. We mitigate credit risk by entering into transactions with high-quality counterparties, requiring the counterparties to post collateral, entering into master netting agreements, or settling through centrally cleared counterparties.
In order to qualify as an accounting hedge, the hedging relationship must be designated and formally documented at its inception, detailing the particular risk management objective and strategy for the hedge and the specific asset, liability or cash flow being hedged, as well as how effectiveness is to be assessed. Changes in the fair value of the derivative must be highly effective in offsetting changes in the fair value or changes in the amount of future cash flows of the hedged item. We evaluate hedge effectiveness at the inception of the hedging relationship and on an ongoing basis, retrospectively and prospectively, primarily using a quantitative statistical regression analysis. We consider a hedging relationship highly effective when all of the following criteria are met: correlation between the variables in the regression is at least 0.8; the slope of the regression is within a 0.8 to 1.25 range; and the confidence level of the slope is at least 95%. The practice is different for our net investment hedge, discussed in the Net Investment Hedges section below.
Any ineffectiveness in the hedging relationship is recognized as it arises in non-interest
revenue, other, in our Consolidated Statement of Income.

The following table outlines the notional amounts and average rates of derivatives and the carrying amounts of deposits designated as hedging instruments, by term to maturity, hedge type, and risk type, where applicable.

		Remaining term to maturity					2019	2018
	(Canadian $ in millions, except as noted)	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total	Total
	Cash Flow Hedges
	Interest rate risk – Interest rate swaps
	Notional amount	18,151	27,369	32,852	15,239	–	93,611	73,769
	Average fixed interest rate	1.78%	2.06%	2.19%	1.83%	–	2.01%	2.21%
	Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (1)
CAD-USD pair	Notional amount	5,666	13,671	15,039	5,527	251	40,154	29,119
	Average fixed interest rate	1.01%	1.86%	2.48%	1.59%	3.02%	1.95%	1.57%
	Average exchange rate: CAD-USD	1.2938	1.3127	1.3121	1.2659	1.3122	1.3034	1.2930
CAD-EUR pair	Notional amount	4,993	8,464	6,699	–	201	20,357	21,349
	Average fixed interest rate	1.98%	2.42%	2.11%	–	2.97%	2.21%	2.11%
	Average exchange rate: CAD-EUR	1.4719	1.4994	1.4894	–	1.4870	1.4892	1.4908
Other currency pairs (2)	Notional amount	1,453	2,272	3,202	922	–	7,849	6,353
	Average fixed interest rate	1.86%	2.56%	2.92%	2.54%	–	2.57%	2.59%
	Average exchange rate: CAD-Non USD/EUR	1.6026	1.3199	1.1895	1.4539	–	1.3348	1.3430
	Equity price risk – Total return swap
	Notional amount	316	–	–	–	–	316	381
	Fair Value Hedges
	Interest rate risk – Interest rate swaps
	Notional amount	13,300	32,633	30,708	16,809	17	93,467	73,464
	Average fixed interest rate	2.26%	2.18%	2.22%	2.30%	2.36%	2.23%	2.17%
	Net Investment Hedges
	Foreign exchange risk
	USD denominated deposit – carrying amount	6,495	–	–	–	–	6,495	6,596
	GBP denominated deposit – carrying amount	685	–	–	–	–	685	473

(1)
Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a
EURO-USD
cross-currency swap split into
EURO-CAD
and
CAD-USD
cross-currency swaps). The relevant notional amount is grossed up in this table, as the cross-currency swaps are disclosed by
CAD-foreign
currency pair.

(2)	Includes CAD-AUD, CAD-CHF, CAD-CNH, CAD-GBP or CAD-HKD cross-currency swaps where applicable.

Cash Flow Hedges
Cash flow hedges modify exposure to variability in cash flows for variable interest rate bearing instruments, foreign currency denominated assets and liabilities and certain cash-settled share-based payment grants subject to equity price risk. We use interest rate swaps with or without embedded options, cross-currency swaps, and total return swaps to hedge this variability. We hedge the full amount of foreign exchange risk, but interest rate risk is hedged only to the extent of benchmark interest rates. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example London Interbank Offered Rate (“LIBOR”) or Bankers’ Acceptances (“BA”) rate.
We determine the amount of the exposure to which hedge accounting is applied by assessing the potential impact of changes in interest rates, foreign exchange rates, and equity prices on the future cash flows of floating rate loans and deposits, foreign currency denominated assets and liabilities and certain cash-settled share-based payments. This assessment is performed using analytical techniques, such as simulation, sensitivity analysis, stress testing and gap analysis.
We record interest that we pay or receive on these cash flow hedge derivatives as an adjustment to net interest income in our Consolidated Statement of Income over the life of the hedge.
To the extent that changes in the fair value of the derivative offsets changes in the fair value of the hedged item for the designated hedged risk, they are recorded in other comprehensive income. Hedge ineffectiveness, the portion of the change in fair value of the derivative that does not offset changes in the fair value of the hedged item, is recorded directly in non-interest
revenue, other, in our Consolidated Statement of Income as it arises.
For cash flow hedges that are discontinued before the end of the original hedge term, the cumulative unrealized gain or loss recorded in other comprehensive income is amortized to our Consolidated Statement of Income in net interest income for interest rate swaps and in employee compensation for total return swaps as the hedged item is recorded in earnings. The entire unrealized gain or loss is recognized immediately in net interest income in our Consolidated Statement of Income, if the hedged item is sold or settled. In general, we do not terminate our foreign exchange hedges before maturity.
For cash flow hedges, we use a hypothetical derivative to measure the hedged risk of floating rate loans, deposits, foreign currency denominated assets and liabilities, or share-based payment grants. This hypothetical derivative matches the critical terms of the hedged items identically, and it perfectly offsets the hedged cash flow.
In our cash flow hedge relationships, the main sources of ineffectiveness are differences in interest rate indices, tenor and reset/settlement frequencies between the hedging instrument and the hedged item.
Net Investment Hedges
Net investment hedges mitigate our exposure to foreign currency exchange rate fluctuations related to our net investment in foreign operations.
Deposits denominated in foreign currencies are designated as a hedging instrument for a portion of the net investment in foreign operations. The foreign currency translation of our net investment in foreign operations and the effective portion of the corresponding hedging instrument are recorded in unrealized gains (losses) on translation of net foreign operations in other comprehensive income.
The effectiveness of our net investment hedge is determined using the dollar offset method with spot foreign currency rates. As the notional amount of the deposits and the hedged net investment in foreign operations are the same, there is no source of ineffectiveness in these hedging relationships.
For cash flow hedges and net investment hedges, the following tables contain information related to items designated as hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2019 and October 31, 2018.

					2019
	Carrying amount of hedging instruments (1)			Hedge ineffectiveness
(Canadian $ in millions)	Asset	Liability	Gains ( l osses) on hedging derivatives used to calculate hedge ineffectiveness	Gains ( l osses) on hypothetical derivatives used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other
Cash flow hedges
Interest rate risk – Interest rate swaps	1,393	(121)	3,142	(3,118)	15
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	420	(1,948)	(1,195)	1,195	–
Equity price risk – Total return swaps	24	–	15	(15)	–
	1,837	(2,069)	1,962	(1,938)	15
Net investment hedges
Foreign exchange risk – Deposit liabilities	–	(7,180)	(17)	17	–
Total	1,837	(9,249)	1,945	(1,921)	15

(1)	Represents the unrealized gains (losses) within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.

					2018
	Carrying amount of hedging instruments (1)			Hedge ineffectiveness
(Canadian $ in millions)	Asset	Liability	Gains ( l osses) on hedging derivatives used to calculate hedge ineffectiveness	Gains ( l osses) on hypothetical derivatives used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other
Cash flow hedges
Interest rate risk – Interest rate swaps	18	(1,261)	(1,685)	1,687	(4)
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	1,084	(1,074)	(459)	459	–
Equity price risk – Total return swaps	–	(28)	24	(24)	–
	1,102	(2,363)	(2,120)	2,122	(4)
Net investment hedges
Foreign exchange risk – Deposit liabilities	–	(7,069)	(211)	211	–
Total	1,102	(9,432)	(2,331)	2,333	(4)

(1)	Represents the unrealized gains (losses) within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
For cash flow hedges and net investment hedges, the following tables contain information related to impacts on the Consolidated Statement of Other Comprehensive Income, on a
pre-tax
basis for the years ended October 31, 2019 and October 31, 2018.

						2019
					Balance in cash flow hedge AOCI / net foreign operations AOCI
(Canadian $ in millions)	Balance October 31, 2018	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2019 (1)	Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	(2,211)	3,127	240	1,156	1,150	6
Foreign exchange risk	751	(1,177)	(18)	(444)	(444)	–
Equity price risk	30	15	(28)	17	17	–
	(1,430)	1,965	194	729	723	6

Net investment hedges
Foreign exchange risk	(1,791)	(17)	–	(1,808)	(1,808)	–
Total	(3,221)	1,948	194	(1,079)	(1,085)	6

(1)	Tax balance related to cash flow hedge AOCI is $(216) million.

						2018
					Balance in cash flow hedge AOCI / net foreign operations AOCI
(Canadian $ in millions)	Balance November 1, 2017	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2018 (1)	Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	(597)	(1,681)	67	(2,211)	(1,348)	(863)
Foreign exchange risk	298	(3)	456	751	751	–
Equity price risk	72	24	(66)	30	30	–
	(227)	(1,660)	457	(1,430)	(567)	(863)

Net investment hedges
Foreign exchange risk	(1,580)	(211)	–	(1,791)	(1,791)	–
Total	(1,807)	(1,871)	457	(3,221)	(2,358)	(863)

(1)	Tax balance related to cash flow hedge AOCI is $356 million.
Fair Value Hedges
Fair value hedges modify exposure to changes in a fixed rate instrument’s fair value caused by changes in interest rates. These hedges economically convert fixed rate assets and liabilities to floating rate. We use interest rate swaps to hedge interest rate risk, including benchmark interest rates, inherent in fixed rate securities, a portfolio of mortgages, deposits and subordinated debt.
Any fixed rate assets or liabilities that are part of a hedging relationship are adjusted for the change in value of the risk being hedged. To the extent that the change in the fair value of the derivative does not offset changes in the fair value of the hedged item for the risk being hedged, the net amount (hedge ineffectiveness) is recorded directly in non-interest
revenue, other, in our Consolidated Statement of Income.
For fair value hedges that are discontinued, we cease adjusting the hedged item. The cumulative fair value adjustment of the hedged item is then amortized to net interest income over the hedged item’s remaining term to maturity. If the hedged item is sold or settled, the cumulative fair value adjustment is included in the gain or loss on sale or settlement.
In our fair value hedge relationships, the main sources of ineffectiveness are the counterparty effect and our own credit risk on the fair value of the swap, and the difference in terms such as fixed interest rate or reset/settlement frequency between the swap and the hedged item.
The amounts relating to derivatives designated as fair value hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2019 and October 31, 2018 are as follows:

(Canadian $ in millions)								2019
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains ( l osses) on hedging derivatives used to calculate hedge ineffectiveness	Gains ( l osses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair value hedge
Interest rate swaps	799	(1,435)
Securities and loans	–	–	(2,072)	2,058	(14)	53,672	1,249	8
Deposits and subordinated debt	–	–	1,269	(1,255)	14	(41,277)	(609)	308
Total	799	(1,435)	(803)	803	–	12,395	640	316

(1)	Represents the unrealized gains (losses) within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)
Represents the carrying value on the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

(Canadian $ in millions)								2018
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains ( l osses) on hedging derivatives used to calculate hedge ineffectiveness	Gains ( l osses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair value hedge
Interest rate swaps	701	(668)
Securities and loans	–	–	850	(843)	7	36,722	(1,160)	–
Deposits and subordinated debt	–	–	(764)	761	(3)	(34,375)	719	436
Total	701	(668)	86	(82)	4	2,347	(441)	436

(1)	Represents the unrealized gains (losses) within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)
Represents the carrying value on the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

Comparative Information
During 2017, net losses of $1,161 million related to the effective portion of cash flow hedges were recognized in OCI. A gain of $188 million related to cash flow hedges was transferred from equity to interest income or interest expense. Net ineffectiveness recognized on cash flow hedges during 2017 was a loss of $7 million.
Included within
non-interest
revenue, other, is a fair value loss of $200 million on derivatives held in qualifying fair value hedging relationships, and a gain of $193 million representing net increases in the fair value of the hedged item attributable to the hedged risk.
Derivative-Related Market Risk
Derivative instruments are subject to market risk. Market risk arises from the potential for a negative impact on the balance sheet and/or statement of income due to adverse changes in the value of derivative instruments as a result of changes in certain market variables. These variables include interest rates, foreign exchange rates, equity and commodity prices and their implied volatilities, as well as credit spreads, credit migration and default. We strive to limit market risk by employing comprehensive governance and management processes for all market risk-taking activities.
Derivative-Related Credit Risk
Derivative instruments are subject to credit risk arising from the possibility that counterparties may default on their obligations. The credit risk associated with a derivative is normally a small fraction of the notional amount of the derivative instrument. Derivative contracts generally expose us to potential credit loss if changes in market rates affect the counterparty’s position unfavourably and the counterparty defaults on payment. The credit risk is represented by the positive fair value of the derivative instrument. We strive to limit credit risk by dealing with counterparties that we believe are creditworthy, and we manage our credit risk for derivatives using the same credit risk process that is applied to loans and other credit assets.
We also pursue opportunities to reduce our exposure to credit losses on derivative instruments, including through collateral and by entering into master netting agreements with counterparties. The credit risk associated with favourable contracts is mitigated by legally enforceable master netting agreements to the extent that unfavourable contracts with the same counterparty must be settled concurrently with favourable contracts.
Exchange-traded derivatives have limited potential for credit exposure, as they are settled net daily with each exchange.
Terms used in the credit risk tables below are as follows:
Replacement cost
captures the loss that would occur if a counterparty were to default at the present or at a future time, assuming that the closeout and replacement of transactions occur instantaneously, assuming no recovery on the value of those transactions in bankruptcy.
Credit risk equivalent
represents the total replacement cost plus an amount representing the potential future credit exposure adjusted by a multiplier 1.4, as outlined in OSFI’s Capital Adequacy Guideline.

Risk-weighted assets
represent the credit risk equivalent, weighted on the basis of the creditworthiness of the counterparty, and considering collateral, netting and other credit risk mitigants, as prescribed by OSFI.

(Canadian $ in millions)			2019
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	3,233	8,114	2,300
Forward rate agreements	102	1,162	236
Purchased options	11	62	39
Written options	38	154	98
	3,384	9,492	2,673
Exchange traded
Futures	90	161	3
Purchased options	28	40	1
Written options	3	6	–
	121	207	4
Total interest rate contracts	3,505	9,699	2,677
Foreign Exchange Contracts
Over-the-counter
Swaps	1,184	6,248	989
Forward foreign exchange contracts	1,753	7,225	1,260
Purchased options	40	167	46
Written options	10	119	29
	2,987	13,759	2,324
Exchange traded
Futures	13	20	–
Purchased options	13	24	–
Written options	–	2	–
	26	46	–
Total foreign exchange contracts	3,013	13,805	2,324
Commodity Contracts
Over-the-counter
Swaps	213	2,154	629
Purchased options	98	472	125
Written options	116	370	204
	427	2,996	958
Exchange traded
Futures	393	1,079	22
Purchased options	378	567	11
Written options	1	52	1
	772	1,698	34
Total commodity contracts	1,199	4,694	992
Equity Contracts
Over-the-counter	197	4,572	1,246
Exchange traded	1,083	2,580	52
Total equity contracts	1,280	7,152	1,298
Credit Contracts	277	496	34
Total	9,274	35,846	7,325

(1)
In 2019, Replacement Cost and Credit Risk Equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach Counterparty Risk
(“SA-CCR“)
in accordance with the Capital Adequacy Requirements (“CAR“) Guideline issued by OSFI on October 30, 2018, effective for fiscal year 2019. Prior periods have not been restated as they conform with previous OSFI requirements.

(Canadian $ in millions)			2018
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	7,732	9,917	–
Forward rate agreements	36	34	–
Purchased options	409	393	–
	8,177	10,344	704
Exchange traded
Futures	2	29	–
Purchased options	16	250	–
Written options	–	–	–
	18	279
Total interest rate contracts	8,195	10,623	704
Foreign Exchange Contracts
Over-the-counter
Swaps	8,305	22,741	–
Forward foreign exchange contracts	4,453	8,373	–
Purchased options	225	424	–
	12,983	31,538	2,544
Exchange traded
Futures	–	8	–
Purchased options	16	36	–
Written options	–	–	–
	16	44
Total foreign exchange contracts	12,999	31,582	2,544
Commodity Contracts
Over-the-counter
Swaps	1,559	4,450	–
Purchased options	335	1,108	–
	1,894	5,558	1,188
Exchange traded
Futures	17	770	–
Purchased options	149	305	–
Written options	–	–	–
	166	1,075
Total commodity contracts	2,060	6,633	1,188
Equity Contracts
Over-the-counter	1,585	4,332
Exchange traded	573	1,646
Total equity contracts	2,158	5,978	431
Credit Contracts	10	55	83
Total derivatives	25,422	54,871	4,950
Less: impact of master netting agreements	(15,575)	(29,589)	–
Total (2)	9,847	25,282	4,950

(1)
In 2019, Replacement Cost and Credit Risk Equivalent are presented after the impact of master netting agreements and calculated using the
SA-CCR
in accordance with the CAR Guideline issued by OSFI on October 30, 2018, effective for fiscal year 2019. Prior periods have not been restated as they conform with previous OSFI requirements.

(2)
The total derivatives and the impact of master netting agreements for replacement cost and credit risk equivalent do not include over-the-counter cleared derivatives with a fair value of $846 million as at October 31, 2018.

Certain	comparative figures have been reclassified to conform with the current year’s presentation.

Term to Maturity
Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are set out below:

(Canadian $ in millions)	Term to maturity					2019	2018
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps	1,652,793	1,321,286	771,362	510,596	140,235	4,396,272	3,831,997
Forward rate agreements, futures and options	723,117	89,440	15,942	9,446	993	838,938	730,939
Total interest rate contracts	2,375,910	1,410,726	787,304	520,042	141,228	5,235,210	4,562,936
Foreign Exchange Contracts
Swaps	169,935	187,893	126,074	97,154	23,672	604,728	548,148
Forward foreign exchange contracts	442,750	9,590	1,226	119	26	453,711	472,323
Futures	862	18	2	–	–	882	739
Options	79,719	4,445	636	469	–	85,269	49,531
Total foreign exchange contracts	693,266	201,946	127,938	97,742	23,698	1,144,590	1,070,741
Commodity Contracts
Swaps	6,374	15,899	2,132	317	–	24,722	24,366
Futures	12,120	16,782	3,096	424	–	32,422	33,104
Options	8,646	10,497	613	68	–	19,824	18,627
Total commodity contracts	27,140	43,178	5,841	809	–	76,968	76,097
Equity Contracts	69,854	13,875	5,494	1,636	319	91,178	86,794
Credit Contracts	204	444	4,152	2,451	178	7,429	3,490
Total notional amount	3,166,374	1,670,169	930,729	622,680	165,423	6,555,375	5,800,058

Certain	comparative figures have been reclassified to conform with the current year’s presentation.